Condensed Consolidated Balance Sheets (USD $)	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Current Assets:
Cash and cash equivalents	$ 4,144,000	$ 4,320,000	$ 3,025,000
Accounts receivable, due from factoring company	1,174,000	1,051,000	836,000
Accounts receivable, trade	33,000	76,000
Notes receivable, related party			330,000
Inventory	8,525,000	5,973,000	4,675,000
Prepaid expenses and other current assets	2,465,000	1,209,000	430,000
Total current assets	16,341,000	12,629,000	9,296,000
Property and equipment, net	8,977,000	4,669,000	1,343,000
Intangible assets, net	14,860,000	11,532,000	9,114,000
Goodwill	6,323,000	6,023,000	5,154,000
Total	46,501,000	34,853,000	24,907,000
Current Liabilities:
Accounts payable	4,767,000	2,764,000	2,144,000
Accrued distributor compensation	3,772,000	2,711,000	2,992,000
Accrued expenses	1,946,000	1,238,000	1,426,000
Deferred revenues	4,642,000	3,308,000
Other current liabilities	801,000	148,000	238,000
Capital lease payable, current portion	68,000	95,000	71,000
Notes payable, current portion	214,000	245,000	366,000
Contingent acquisition debt, current portion	2,475,000	1,072,000	619,000
Total current liabilities	18,685,000	11,581,000	7,856,000
Other liabilities			75,000
Capital lease payable, less current portion	8,000	27,000	101,000
Deferred tax liability	723,000	723,000	742,000
Notes payable, less current portion	4,952,000	5,015,000	1,189,000
Contingent acquisition debt, less current portion	9,282,000	6,008,000	5,065,000
Total liabilities	33,650,000	23,354,000	15,028,000
Youngevity International, Inc. stockholders' equity:
Convertible Preferred Stock, $0.001 par value: 100,000,000 shares authorized; 211,135 shares issued and outstanding at June 30, 2014, December 31, 2013 and December 31, 2012, respectively
Common Stock, $0.001 par value: 600,000,000 share authorized; 390,518,703, 388,686,445 and 389,599,848 shares issued and outstanding at June 30, 2014, December 31, 2013 and December 31, 2012, respectively	391,000	389,000	389,000
Note receivable for stock purchase			(62,000)
Additional paid-in capital	166,193,000	165,759,000	165,017,000
Accumulated deficit	(153,310,000)	(154,281,000)	(155,266,000)
Accumulated other comprehensive loss	(220,000)	(165,000)	(123,000)
Total Youngevity International, Inc. stockholders' equity	13,054,000	11,702,000	9,955,000
Noncontrolling interest	(203,000)	(203,000)	(76,000)
Total equity	12,851,000	11,499,000	9,879,000
Total	$ 46,501,000	$ 34,853,000	$ 24,907,000